Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	US$ to RMB
	Period End	Average
October 31, 2023	7.3171	7.0590
October 31, 2022	7.3003	6.6105
October 31, 2021	6.3968	6.4242

Schedule of Property and Equipment	Property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years